Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	$ 338	$ 273
Amounts invested in environmental trust funds	(237)	(203)
Total future net undiscounted obligation	103	73
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	$ (235)	$ (200)